Prepaid Expenses and Other Assets - Receivables, Prepayments and Other Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Security deposits	[1]	¥ 1,108,146		¥ 60,052
Prepaid rental deposits		100,125		92,922
Prepaid online marketing expenses		17,701		25,975
Advances		14,220		19,517
Convertible loan	[2]	20,000
Others		130,831		23,327
Prepaid expense and other assets		¥ 1,391,023	$ 199,806	¥ 221,793

[1]	The balances represent security deposits set aside as requested by certain institutional funding partners, held in deposit accounts with the institutional funding partners.
[2]	In 2019, the Group agrees to grant a RMB20,000 loan, which can be extend to RMB40,000, to Shanghai Qiaopan Technology Company Limited (“Qiaopan”), a third party company founded by a former employee of the Group. Together with the loan agreement, the Group agrees to lent certain equipment amounting to RMB8,000 to Qiaopan. The loan and equipment are convertible into a minority interest in Qiaopan upon occurrence of certain events in 2020. If Qiaopan fails to fulfill such events, Qiaopan is obligated to repay loan at a 8% interest rate and pay a rental fee of certain percentage on the equipment amount for its usage of the equipment. The Group considered this arrangement and concluded although Qiaopan meets the definition of VIE, the Group does not need to consolidate Qiaopan in its consolidated financial statements as the Group does not have power to direct the activities of Qiaopan.